INCOME TAXES - TAX EFFECTS OF TEMPORARY DIFFERENCES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred tax assets, current portion:
Deferred revenue		$ 230	¥ 1,493	¥ 656
Provision for doubtful debts		2,204	14,280	3,866
Tax loss carry forward		15	96	15,600
Others		193	1,251	686
Less: Valuation allowance		(2,032)	(13,166)	(18,115)
Current deferred tax assets		610	3,954	2,693
Deferred tax assets, non-current portion:
Deferred revenue				111
Intangible assets and prepaid expense		708	4,586	4,403
Foreign tax credit		189	1,222	960
Equity investment loss (gain)		(140)	(908)	1,402
Contingency consideration		221	1,434	2,085
Tax loss carry forward		4,248	27,517	8,051
Others		71	458	650
Less: Valuation allowance		(3,314)	(21,466)	(11,278)
Non-current deferred tax assets		1,983	12,843	6,384
Deferred tax liabilities, current portion:
Long-lived assets arising from acquisitions		64	414
Total deferred tax liabilities current		64	414
Deferred tax liabilities, non-current portion:
Long-lived assets arising from acquisitions		5,850	37,897	16,259
Outside basis difference on investment in a VIE		9,434	61,109	49,732
Total deferred tax liabilities non-current		15,284	99,006	65,991
Components of the deferred tax assets and liabilities
Total deferred tax assets before valuation allowances		7,939	51,429	38,470
Valuation allowances		5,346	34,632	29,393
Undistributed earnings		90,880	588,704	326,199
Tax withheld provision	¥ 0
Tax withheld rate	10.00%
Net operating losses carryforwards		15,890	102,934
HONG KONG
Components of the deferred tax assets and liabilities
Reduced withholding tax rate	5.00%
Maximum
Components of the deferred tax assets and liabilities
Unrecognized deferred income tax liabilities		9,088	58,870	32,620
Minimum
Components of the deferred tax assets and liabilities
Unrecognized deferred income tax liabilities		4,544	29,435	¥ 16,310
Foreign
Components of the deferred tax assets and liabilities
Foreign tax credit carryforwards		$ 189	¥ 1,222